Provision for Income Taxes - Narrative (Details1) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 26, 2022 state	Nov. 27, 2021 USD ($)	Nov. 26, 2022 state	Nov. 27, 2021 USD ($)	Feb. 26, 2022 USD ($) state	Feb. 27, 2021 USD ($)	Feb. 29, 2020
Tax Credit Carryforward [Line Items]
Effective income tax rate	0.70%	171.30%	0.60%	37.90%	(18.40%)	55.17%	19.75%
Charge to record valuation allowance				$ 181,500
Effective income tax reconciliation, CARES Act, amount		$ 2,400		$ 18,600
Valuation allowance, deferred tax assets					$ 249,529	$ 26,011
Number of states in which entity operates | state	50		50		50
Minimum
Tax Credit Carryforward [Line Items]
Number of years under examination			3 years		3 years
Maximum
Tax Credit Carryforward [Line Items]
Valuation allowance, deferred tax assets					$ 224,300
Number of years under examination			5 years		5 years
CANADA
Tax Credit Carryforward [Line Items]
Expected unrealizable tax asset					$ 25,200	$ 15,500